Other Liabilities Other Liabilities (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Customer Accomodation Support And Other Agreement [Member]
Product warranty and recall reserves	$ 42	$ 44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6	14
Foreign currency hedges	16	0
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
Other current liabilities	267	365
Income tax reserves	97	96
Deferred income	42	20	37
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
Other non-current liabilities	225	217
Revenue recognized associated with customer accommodation agreement deferred revenue			23
Expected revenue recognition in year one			14
Expected revenue recognition in year two			12
Expected revenue recognition in year three			11
Expected revenue recognition in year four			8
Expected revenue recognition in year five			$ 5